Income Tax - Summary of Calculation of Income Tax Expense Accrued (Parenthetical) (Detail) $ in Millions	12 Months Ended
Dec. 31, 2019 ARS ($)
Calculation of the income tax expense accrued [line items]
Reversal of tax loss carryforwards	$ 5,175
Tax effect from interest cost	10,610
Tax expense income relating to well abandonment	16,239
YPF [member]
Calculation of the income tax expense accrued [line items]
Tax expense income relating to well abandonment	4,562
YTEC [member]
Calculation of the income tax expense accrued [line items]
Tax expense income relating to well abandonment	$ 42